Financial Highlights (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Per Unit operating performance [Abstract]
Net asset value, period start (in dollars per unit)	$ 14.25		$ 16.02		$ 21.49
Interest Income (in dollars per unit)	$ 0.01		$ 0.01		$ 0.01
Expenses (in dollars per unit)	$ (1.24)		$ (1.37)		$ (1.87)
Realized/Unrealized Income (Loss) (in dollars per unit)	$ 0.62	[1]	$ (0.41)	[1]	$ (3.61)	[1]
Net Loss (in dollars per unit)	$ (0.61)	[2]	$ (1.77)	[2]	$ (5.47)	[2]
Net asset value, period end (in dollars per unit)	$ 13.64		$ 14.25		$ 16.02
Ratios to average net assets [Abstract]
Net Investment Loss (in hundredths)	(8.90%)		(9.00%)		(9.80%)
Expenses before Incentive Fees (in hundredths)	9.00%		9.10%		9.00%
Expenses after Incentive Fees (in hundredths)	9.00%		9.10%		9.80%
Net Loss (in hundredths)	(4.30%)		(11.40%)		(28.60%)
Total return before incentive fees (in hundredths)	(4.30%)		(11.00%)		(24.70%)
Total return after incentive fees (in hundredths)	(4.30%)		(11.00%)		(25.50%)
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Per Unit operating performance [Abstract]
Net asset value, period start (in dollars per unit)	$ 7.57		$ 8.63		$ 9.57
Interest Income (in dollars per unit)	$ 0	[3]	$ 0	[3]	$ 0	[3]
Expenses (in dollars per unit)	$ (0.53)		$ (0.53)		$ (0.60)
Realized/Unrealized Income (Loss) (in dollars per unit)	$ 0.35	[1]	$ (0.53)	[1]	$ (0.34)	[1]
Net Loss (in dollars per unit)	$ (0.18)	[2]	$ (1.06)	[2]	$ (0.94)	[2]
Net asset value, period end (in dollars per unit)	$ 7.39		$ 7.57		$ 8.63
Ratios to average net assets [Abstract]
Net Investment Loss (in hundredths)	(7.20%)		(6.60%)		(6.70%)
Expenses before Incentive Fees (in hundredths)	6.40%		6.70%		6.80%
Expenses after Incentive Fees (in hundredths)	7.20%		6.70%		6.80%
Net Loss (in hundredths)	(2.40%)		(13.50%)		(10.90%)
Total return before incentive fees (in hundredths)	(1.60%)		(12.30%)		(9.80%)
Total return after incentive fees (in hundredths)	(2.40%)		(12.30%)		(9.80%)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
Per Unit operating performance [Abstract]
Net asset value, period start (in dollars per unit)	$ 14.06		$ 14.83		$ 17.12
Interest Income (in dollars per unit)	$ 0.01		$ 0.01		$ 0.01
Expenses (in dollars per unit)	$ (0.84)		$ (0.90)		$ (0.96)
Realized/Unrealized Income (Loss) (in dollars per unit)	$ 0.06	[1]	$ 0.12	[1]	$ (1.34)	[1]
Net Loss (in dollars per unit)	$ (0.77)	[2]	$ (0.77)	[2]	$ (2.29)	[2]
Net asset value, period end (in dollars per unit)	$ 13.29		$ 14.06		$ 14.83
Ratios to average net assets [Abstract]
Net Investment Loss (in hundredths)	(6.00%)		(6.10%)		(6.20%)
Expenses before Incentive Fees (in hundredths)	6.10%		6.20%		6.30%
Expenses after Incentive Fees (in hundredths)	6.10%		6.20%		6.30%
Net Loss (in hundredths)	(5.20%)		(5.20%)		(15.40%)
Total return before incentive fees (in hundredths)	(5.50%)		(5.20%)		(13.40%)
Total return after incentive fees (in hundredths)	(5.50%)		(5.20%)		(13.40%)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Per Unit operating performance [Abstract]
Net asset value, period start (in dollars per unit)	$ 27.76		$ 31.24		$ 38.03
Interest Income (in dollars per unit)	$ 0.01		$ 0.02		$ 0.01
Expenses (in dollars per unit)	$ (2.17)		$ (2.44)		$ (3.07)
Realized/Unrealized Income (Loss) (in dollars per unit)	$ 0.88	[1]	$ (1.06)	[1]	$ (3.73)	[1]
Net Loss (in dollars per unit)	$ (1.28)	[2]	$ (3.48)	[2]	$ (6.79)	[2]
Net asset value, period end (in dollars per unit)	$ 26.48		$ 27.76		$ 31.24
Ratios to average net assets [Abstract]
Net Investment Loss (in hundredths)	(7.90%)		(8.00%)		(8.80%)
Expenses before Incentive Fees (in hundredths)	8.00%		8.10%		8.30%
Expenses after Incentive Fees (in hundredths)	8.00%		8.10%		8.90%
Net Loss (in hundredths)	(4.50%)		(10.70%)		(19.60%)
Total return before incentive fees (in hundredths)	(4.60%)		(11.10%)		(17.30%)
Total return after incentive fees (in hundredths)	(4.60%)		(11.10%)		(17.90%)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Per Unit operating performance [Abstract]
Net asset value, period start (in dollars per unit)	$ 16.71		$ 19.65		$ 21.33
Interest Income (in dollars per unit)	$ 0.01		$ 0.01		$ 0.01
Expenses (in dollars per unit)	$ (1.24)		$ (1.38)	[4]	$ (1.68)
Realized/Unrealized Income (Loss) (in dollars per unit)	$ 1.07	[1]	$ (1.57)	[1]	$ (0.01)	[1]
Net Loss (in dollars per unit)	$ (0.16)	[2]	$ (2.94)	[2]	$ (1.68)	[2]
Net asset value, period end (in dollars per unit)	$ 16.55		$ 16.71		$ 19.65
Ratios to average net assets [Abstract]
Net Investment Loss (in hundredths)	(7.50%)		(7.70%)		(8.10%)
Expenses before Incentive Fees (in hundredths)	7.50%		7.80%	[5]	8.20%
Expenses after Incentive Fees (in hundredths)	7.50%		7.80%	[5]	8.20%
Net Loss (in hundredths)	(1.00%)		(17.00%)		(8.00%)
Total return before incentive fees (in hundredths)	(1.00%)		(15.00%)		(7.80%)
Total return after incentive fees (in hundredths)	(1.00%)		(15.00%)		(7.90%)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Chesapeake [Member]
Per Unit operating performance [Abstract]
Expense per Unit waived, provisional management fee (in dollars per unit)			$ (1.39)
Waived management fees as a portion of average net assets (in hundredths)			0.04%

[1]	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.
[2]	Based on change in net asset value per Unit.
[3]	Amount less than 0.005%.
[4]	Expenses per Unit would have been $(1.39) in 2012 had it not been for the management fee waived by Chesapeake.
[5]	Such percentage is after waiver of management fees. Chesapeake voluntarily waived a portion of the management fees (equal to 0.04% in 2012 of the average net assets).